Cover	May 30, 2025
Entity Addresses [Line Items]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 to the Current Report on Form 8-K filed on May 29, 2025 is being filed solely to amend the location of the 2025 Annual Meeting of Stockholders (the “2025 Annual Meeting”) of DatChat, Inc. (the “Company”) and all other information herein remains unchanged.
Document Period End Date	May 30, 2025
Entity File Number	001-40729
Entity Registrant Name	DATCHAT, INC.
Entity Central Index Key	0001648960
Entity Tax Identification Number	47-2502264
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	65 Church Street
Entity Address, Address Line Two	Suite 230
Entity Address, City or Town	New Brunswick
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08901
City Area Code	732
Local Phone Number	374-3529
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock, $0.0001 par value
Entity Addresses [Line Items]
Title of 12(b) Security	Common Stock, $0.0001 par value
Trading Symbol	DATS
Security Exchange Name	NASDAQ
Series A Warrants, each warrant exercisable for one share of Common Stock at an exercise price of $49.80
Entity Addresses [Line Items]
Title of 12(b) Security	Series A Warrants, each warrant exercisable for one share of Common Stock at an exercise price of $49.80
Trading Symbol	DATSW
Security Exchange Name	NASDAQ
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	204 Neilson Street
Entity Address, City or Town	New Brunswick
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08901